UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2011

This report on Form N-CSR relates solely to the Registrant's Money Market Portfolio series (the "Fund").

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Money Market Portfolio

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Initial Class	.26%
Actual		$ 1,000.00	$ 1,000.70	$ 1.29
Hypothetical A		$ 1,000.00	$ 1,023.51	$ 1.30
Service Class	.36%
Actual		$ 1,000.00	$ 1,000.20	$ 1.79
Hypothetical A		$ 1,000.00	$ 1,023.01	$ 1.81
Service Class 2.39%
Actual		$ 1,000.00	$ 1,000.05	$ 1.93**
Hypothetical A		$ 1,000.00	$ 1,022.86	$ 1.96**
Investor Class	.29%
Actual		$ 1,000.00	$ 1,000.60	$ 1.44
Hypothetical A		$ 1,000.00	$ 1,023.36	$ 1.45

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for Service Class 2 would have been .52% and the expenses paid in the actual and hypothetical examples above would have been $2.58 and $2.61, respectively.

Semiannual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 6/30/11	% of fund's investments 12/31/10	% of fund's investments 6/30/10
0 - 30	56.8	49.0	65.6
31 - 90	31.9	33.8	29.2
91 - 180	7.5	8.2	4.8
181 - 397	3.8	9.0	0.4
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	6/30/11	12/31/10	6/30/10
VIP Money Market Portfolio	43 Days	55 Days	31 Days
All Taxable Money Market Funds Average*	41 Days	45 Days	36 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	6/30/11	12/31/10	6/30/10
VIP Money Market Portfolio	96 Days	90 Days	78 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of June 30, 2011	As of December 31, 2010
Commercial Paper 15.4%	Commercial Paper 18.8%
Bank CDs, BAs, TDs, and Notes 49.8%	Bank CDs, BAs, TDs, and Notes 51.5%
Municipal Securities 9.2%	Municipal Securities 9.6%
Government Securities 2.7%	Government Securities† 6.1%
Repurchase Agreements 20.7%	Repurchase Agreements 13.9%
Other Investments 2.0%	Other Investments 0.2%
Net Other Assets 0.2%	Net Other Assets** (0.1)%

† Includes FDIC Guaranteed Corporate Securities

* Source: iMoneyNet, Inc.

** Net Other Assets are not included in the pie chart

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 42.3%
	Yield (a)	Principal Amount	Value
London Branch, Eurodollar, Foreign Banks - 14.1%
Credit Agricole SA
8/8/11 to 10/5/11	0.35 to 0.36%	$ 57,000,000	$ 57,000,000
Credit Industriel et Commercial
9/1/11 to 9/2/11	0.31 to 0.35	60,000,000	60,000,000
HSBC Bank PLC
8/29/11 to 5/10/12	0.38 to 0.55	36,000,000	35,999,999
ING Bank NV
8/1/11 to 8/10/11	0.27 to 0.30	67,000,000	67,000,000
Lloyds TSB Bank PLC
9/9/11	0.22	24,000,000	24,000,000
National Australia Bank Ltd.
7/7/11 to 12/1/11	0.20 to 0.40	79,000,000	79,000,000
			322,999,999
New York Branch, Yankee Dollar, Foreign Banks - 28.2%
Bank of Montreal
9/1/11 to 7/5/12	0.29 to 0.50 (c)	78,000,000	78,000,000
Bank of Nova Scotia
12/23/11 to 7/10/12	0.28 to 0.33 (c)	36,000,000	36,000,000
Bank of Tokyo-Mitsubishi
7/7/11 to 8/15/11	0.40 to 0.50	76,000,000	76,000,000
BNP Paribas
11/18/11	0.39 (c)	35,000,000	35,000,000
BNP Paribas SA
9/27/11 to 11/28/11	0.45 to 0.56 (c)	32,000,000	32,009,636
Canadian Imperial Bank of Commerce New York Branch
10/4/11 to 7/16/12	0.28 to 0.34 (c)	51,000,000	51,000,000
Credit Suisse
7/25/11 to 9/2/11	0.25 (c)	21,000,000	21,000,000
Deutsche Bank
7/25/11	0.29 (c)	30,000,000	30,000,000
DnB NOR Bank ASA
8/4/11	0.24 (c)	7,000,000	7,000,000
Mizuho Corporate Bank Ltd.
7/6/11 to 7/7/11	0.18	15,000,000	15,000,000
Natexis Banques Populaires New York Branch
9/23/11	0.35	32,000,000	32,000,000
National Bank Canada
11/4/11 to 7/6/12	0.30 to 0.37 (c)	25,000,000	25,000,000
Rabobank Nederland New York Branch
9/12/11 to 6/8/12	0.24 to 0.50 (c)	84,000,000	83,999,998
Royal Bank of Canada
6/29/12	0.64 (c)	27,000,000	27,000,000
Royal Bank of Scotland NV
8/2/11 to 8/8/11	0.31 to 0.32	35,000,000	35,000,000
Societe Generale
8/1/11	0.29	20,000,000	20,000,000

	Yield (a)	Principal Amount	Value
Svenska Handelsbanken
11/3/11	0.30%	$ 13,000,000	$ 13,000,225
Toronto-Dominion Bank New York Branch
1/12/12	0.27 (c)	6,000,000	6,000,000
UBS AG
7/11/11 to 7/21/11	0.30 (c)	22,000,000	22,000,000
			645,009,859
TOTAL CERTIFICATES OF DEPOSIT			968,009,858
Commercial Paper - 15.4%

Anheuser-Busch InBev Worldwide, Inc.
7/21/11 to 8/11/11	0.22 to 0.25	7,000,000	6,998,536
Asb Finance Ltd. (LONDON)
3/23/12	0.33 (c)	23,000,000	22,999,367
Barclays Bank PLC/Barclays US CCP Funding LLC
8/15/11	0.32	4,000,000	3,998,400
Caisse d'Amort de la Dette Societe
10/11/11 to 5/25/12	0.24 to 0.31 (b)(c)	45,000,000	44,960,572
Comcast Corp.
8/1/11	0.38	11,000,000	10,996,401
Commerzbank U.S. Finance, Inc.
8/11/11	0.33	14,000,000	13,994,818
Commonwealth Bank of Australia
8/26/11 to 11/21/11	0.30 to 0.32 (c)	12,000,000	12,000,000
Credit Suisse New York Branch
8/2/11	0.20	12,000,000	11,997,867
Danske Corp.
7/11/11 to 9/19/11	0.25 to 0.30	19,000,000	18,993,903
Devon Energy Corp.
7/1/11 to 7/21/11	0.18 to 0.26	9,000,000	8,999,610
DnB NOR Bank ASA
7/21/11 to 7/25/11	0.24 (c)	13,000,000	13,000,000
Intesa Funding LLC
7/5/11 to 7/14/11	0.30	28,000,000	27,998,392
Natexis Banques Populaires U.S. Finance Co. LLC
7/1/11	0.45	40,000,000	40,000,000
Natixis US Finance Co. LLC
7/1/11	0.34 (c)	17,000,000	17,000,000
Northern Pines Funding LLC
7/7/11	0.34 (c)	3,000,000	3,000,000
Royal Bank of Canada
11/23/11	0.30	8,000,000	7,990,333
Skandinaviska Enskilda Banken AB
7/6/11 to 10/7/11	0.30 to 0.34	17,000,000	16,991,508
Societe Generale North America, Inc.
9/1/11	0.28	10,000,000	9,995,178
Sumitomo Mitsui Banking Corp.
7/7/11	0.18	4,000,000	3,999,880
Commercial Paper - continued
	Yield (a)	Principal Amount	Value
Total Capital Canada Ltd.
9/8/11 to 12/15/11	0.40 to 0.42%	$ 9,000,000	$ 8,989,322
Verizon Communications, Inc.
8/15/11	0.39 (c)	10,000,000	10,000,000
Virginia Electric & Power Co.
7/29/11 to 8/4/11	0.30 to 0.35	10,000,000	9,997,200
Westpac Banking Corp.
9/12/11 to 10/7/11	0.28 to 0.45 (c)	27,000,000	26,993,613
TOTAL COMMERCIAL PAPER			351,894,900
U.S. Treasury Obligations - 2.7%

U.S. Treasury Bills - 0.5%
10/6/11 to 2/9/12	0.14 to 0.30	11,000,000	10,991,469
U.S. Treasury Notes - 2.2%
7/31/11 to 2/15/12	0.24 to 0.35	50,000,000	50,316,940
TOTAL U.S. TREASURY OBLIGATIONS			61,308,409
Medium-Term Notes - 7.5%

Commonwealth Bank of Australia
2/10/12	0.35 (b)(c)	7,000,000	7,000,000
Metropolitan Life Global Funding I
7/1/11	2.30 (b)(c)	11,900,000	11,900,000
Metropolitan Life Insurance Co.
9/28/11	0.60 (c)(g)	10,000,000	10,000,000
Royal Bank of Canada
6/29/12 to 7/13/12	0.30 to 0.65 (b)(c)	50,000,000	50,000,000
7/5/12	0.27 (c)	21,000,000	20,992,316
Westpac Banking Corp.
3/23/12 to 6/14/12	0.25 to 0.32 (b)(c)	71,000,000	71,000,000
TOTAL MEDIUM-TERM NOTES			170,892,316
Asset-Backed Securities - 2.0%

GE Equipment Transportation LLC
7/20/12	0.29	25,000,000	25,000,000
Hyundai Auto Receivables Trust
5/15/12	0.24	20,650,000	20,650,000
TOTAL ASSET-BACKED SECURITIES			45,650,000
Municipal Securities - 9.2%

ABAG Fin. Auth. for Nonprofit Corps. Rev. (Valley Christian Schools Proj.) Series 2003, 0.08% 7/7/11, LOC Bank of America NA, VRDN
7/7/11	0.08 (c)	7,180,000	7,180,000

	Yield (a)	Principal Amount	Value
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 F, 0.07% 7/7/11, LOC Citibank NA, VRDN
7/7/11	0.07% (c)	$ 15,600,000	$ 15,600,000
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2005 H, 0.06% 7/7/11, LOC Bank of America NA, VRDN
7/7/11	0.06 (c)	9,700,000	9,700,000
California Health Facilities Fing. Auth. Rev. (Scripps Health Proj.) Series 2008 E, 0.06% 7/7/11, LOC Bank of America NA, VRDN
7/7/11	0.06 (c)	6,000,000	6,000,000
California Hsg. Fin. Agcy. Multifamily Hsg. Rev. Series 2008 B, 0.07% 7/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
7/7/11	0.07 (c)(d)	20,015,000	20,015,000
Clark County Fuel Tax Participating VRDN Series BA 08 1171, 0.15% 7/7/11 (Liquidity Facility Bank of America NA)
7/7/11	0.15 (c)(e)	11,135,000	11,135,000
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev. Series 2008 A3, 0.07% 7/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
7/7/11	0.07 (c)(d)	10,000,000	10,000,000
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1988, 0.37% 7/1/11, VRDN
7/1/11	0.37 (c)(d)	1,900,000	1,900,000
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.09% 7/7/11, LOC U.S. Bank NA, Minnesota, VRDN
7/7/11	0.09 (c)	6,900,000	6,900,000
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2005 H, 0.04% 7/7/11, LOC U.S. Bank NA, Minnesota, VRDN
7/7/11	0.04 (c)	10,000,000	10,000,000
Indiana Edl. Facilities Auth. Rev. (Franklin College Proj.) Series 2003, 0.08% 7/7/11, LOC JPMorgan Chase Bank, VRDN
7/7/11	0.08 (c)	8,350,000	8,350,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN Series Putters 3529, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank)
7/7/11	0.09 (c)(e)	10,000,000	10,000,000
New York City Gen. Oblig. Series 2004 A6, 0.06% 7/7/11, LOC Mizuho Corporate Bank Ltd., VRDN
7/7/11	0.06 (c)	14,475,000	14,475,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Cape Fear Valley Health Sys. Proj.) Series 2008 A1, 0.1% 7/7/11, LOC Branch Banking & Trust Co., VRDN
7/7/11	0.10 (c)	28,000,000	28,000,000
Ohio Air Quality Dev. Auth. Rev. (Dayton Pwr. & Lt. Co. Proj.) Series 2008 B, 0.08% 7/7/11, LOC JPMorgan Chase Bank, VRDN
7/7/11	0.08 (c)(d)	9,000,000	9,000,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. (Mtg.-Backed Securities Prog.) Series B, 0.09% 7/7/11 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN
7/7/11	0.09 (c)(d)	11,490,000	11,490,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2008 B, 0.09% 7/7/11 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN
7/7/11	0.09 (c)(d)	16,500,000	16,500,000
Municipal Securities - continued
	Yield (a)	Principal Amount	Value
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 A3, 0.08% 7/7/11, LOC JPMorgan Chase Bank, VRDN
7/7/11	0.08% (c)(d)	$ 13,000,000	$ 13,000,000
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.) Series 2009 A, 0.08% 7/7/11, LOC Branch Banking & Trust Co., VRDN
7/7/11	0.08 (c)	2,250,000	2,250,000
TOTAL MUNICIPAL SECURITIES			211,495,000
Repurchase Agreements - 20.7%
	Maturity Amount
In a joint trading account at 0.05% dated 6/30/11 due 7/1/11 (Collateralized by U.S. Government Obligations) #	$ 131,330,185	131,330,000
With:
Barclays Capital, Inc. at:
0.32%, dated:
6/24/11 due 7/1/11 (Collateralized by Equity Securities valued at $6,480,524)	6,000,373	6,000,000
6/28/11 due 7/5/11 (Collateralized by Equity Securities valued at $5,400,189)	5,000,311	5,000,000
0.4%, dated 6/8/11 due 7/7/11 (Collateralized by Mortgage Loan Obligations valued at $4,202,079, 0.44% - 4.99%, 6/20/14 - 8/26/45)	4,001,333	4,000,000
0.47%, dated 6/30/11 due 7/1/11 (Collateralized by Corporate Obligations valued at $32,400,781, 3% - 4.5%, 12/1/15 - 3/15/37)	30,000,392	30,000,000
1%, dated:
8/24/10 due 8/24/11 (Collateralized by Mortgage Loan Obligations valued at $7,415,718, 0.34% - 5.69%, 10/25/33 - 6/24/50)	7,070,972	7,000,000
9/9/10 due 9/8/11 (Collateralized by Mortgage Loan Obligations valued at $7,410,613, 0.51% - 5.69%, 6/25/35 - 6/24/50)	7,070,778	7,000,000
10/13/10 due 10/3/11 (Collateralized by Corporate Obligations valued at $5,439,151, 0.75% - 7.25%, 5/15/14 - 5/15/41)	5,050,417	5,000,000
BNP Paribas Securities Corp. at:
0.13%, dated 6/30/11 due 7/1/11 (Collateralized by Corporate Obligations valued at $48,300,175, 5.38% - 5.57%, 9/8/11 - 11/15/12)	46,000,166	46,000,000

	Maturity Amount	Value
0.14%, dated:
6/20/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $12,360,529, 0.49% - 5.5%, 2/25/23 - 5/25/40)	$ 12,001,400	$ 12,000,000
6/22/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $4,120,144, 0.69% - 6%, 11/15/17 - 5/15/41)	4,000,467	4,000,000
Deutsche Bank Securities, Inc. at 0.37%, dated 5/18/11 due 7/7/11 (Collateralized by Corporate Obligations valued at $2,193,064, 0.27% - 7.79%, 5/25/30 - 2/10/52)	2,001,480	2,000,000
Goldman Sachs & Co. at 0.23%, dated 6/29/11 due 7/6/11 (Collateralized by U.S. Government Obligations valued at $5,100,065, 2.71%, 2/1/38)	5,000,224	5,000,000
ING Financial Markets LLC at:
0.12%, dated 5/31/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $2,041,106, 4.81%, 5/1/38)	2,000,247	2,000,000
0.15%, dated:
5/18/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $3,097,795, 0.59%, 3/15/34)	3,001,150	3,000,000
5/24/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $3,097,795, 0.59%, 3/15/34)	3,001,150	3,000,000
0.29%, dated 6/8/11 due 7/7/11 (Collateralized by Corporate Obligations valued at $3,154,626, 1.08% - 8.5%, 5/16/14 - 5/22/19)	3,000,725	3,000,000
J.P. Morgan Clearing Corp. at:
0.42%, dated 6/30/11 due 7/1/11 (Collateralized by Corporate Obligations valued at $16,305,435, 1% - 1.25%, 2/1/27 - 12/15/36)	15,000,175	15,000,000
0.55%, dated 4/26/11 due 7/25/11 (Collateralized by Equity Securities valued at $13,056,641)	12,016,500	12,000,000
0.65%, dated 4/26/11 due 10/24/11 (Collateralized by Equity Securities valued at $2,176,513)	2,006,536	2,000,000
0.72%, dated 3/7/11 due 9/1/11 (Collateralized by Equity Securities valued at $10,894,807)	10,035,600	10,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
J.P. Morgan Clearing Corp. at:
0.75%, dated 1/31/11 due 7/27/11 (Collateralized by Corporate Obligations valued at $7,633,494, 1%, 2/1/27)	$ 7,025,813	$ 7,000,000
J.P. Morgan Securities, Inc. at:
0.19%, dated 6/30/11 due 7/1/11 (Collateralized by Corporate Obligations valued at $67,201,830, 5.25% - 9.46%, 1/15/22 - 5/16/46)	64,000,338	64,000,000
0.73%, dated 4/1/11 due 9/28/11 (Collateralized by Corporate Obligations valued at $3,248,093, 11.38%, 8/1/16)	3,010,950	3,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.57%, dated 11/19/10 due 8/4/11 (Collateralized by Equity Securities valued at $5,400,090 (c)(f)	5,028,738	5,000,000
0.62%, dated 1/31/11 due 7/27/11 (Collateralized by Equity Securities valued at $10,800,212 (c)(f)	10,030,483	10,000,000
0.67%, dated 10/28/10 due 8/4/11 (Collateralized by Mortgage Loan Obligations valued at $15,120,282, 0.4%, 11/19/36) (c)(f)	14,094,842	14,000,000
1%, dated 1/5/11 due 8/4/11 (Collateralized by Mortgage Loan Obligations valued at $5,400,150, 5.75%, 5/25/35)	5,050,555	5,000,000
Mizuho Securities USA, Inc. at:
0.13%, dated 6/1/11 due 7/7/11 (Collateralized by U.S. Treasury Obligations valued at $7,141,426, 0.3% - 4.5%, 5/28/14 - 5/15/41)	7,000,910	7,000,000
0.4%, dated:
6/6/11 due 7/7/11 (Collateralized by Corporate Obligations valued at $2,114,154, 2.5% - 5%, 12/20/13 - 5/15/14)	2,000,711	2,000,000
6/13/11 due 7/7/11 (Collateralized by Corporate Obligations valued at $4,444,549, 3.5% - 5.25%, 4/15/12 - 6/1/14)	4,001,378	4,000,000
0.65%, dated 3/1/11 due 7/7/11 (Collateralized by Corporate Obligations valued at $1,071,743, 3.75% - 5.75%, 10/15/12 - 8/15/26)	1,003,286	1,000,000

	Maturity Amount	Value
Morgan Stanley & Co., Inc. at 0.13%, dated 6/1/11 due 7/6/11 (Collateralized by U.S. Government Obligations valued at $6,121,946, 4.5% - 7%, 6/1/24 - 8/1/37)	$ 6,000,758	$ 6,000,000
RBC Capital Markets Co. at 0.29%, dated 6/6/11 due 7/6/11 (Collateralized by Corporate Obligations valued at $1,312,240, 0.51% - 3.13%, 9/15/14 - 4/14/15)	1,000,242	1,000,000
RBS Securities, Inc. at:
0.55%, dated 6/20/11 due 7/7/11 (Collateralized by Corporate Obligations valued at $8,642,739, 0.71% - 1.54%, 4/15/33 - 3/25/34)	8,003,667	8,000,000
0.69%, dated 8/5/10 due 8/4/11 (Collateralized by Corporate Obligations valued at $7,561,459, 0.84% - 0.94%, 7/25/33 - 10/25/34) (c)(f)	7,048,970	7,000,000
Royal Bank of Scotland PLC at 0.55%, dated 6/20/11 due 7/7/11 (Collateralized by Corporate Obligations valued at $7,352,027, 1.17%, 9/25/47)	7,003,208	7,000,000
UBS Securities LLC at:
0.36%, dated 5/26/11 due 7/7/11 (Collateralized by Corporate Obligations valued at $2,100,757, 6.25%, 5/15/13)	2,001,800	2,000,000
0.38%, dated 6/14/11 due 7/7/11 (Collateralized by Corporate Obligations valued at $3,240,582, 1.88% - 2.88%, 2/15/15 - 11/1/24)	3,002,850	3,000,000
Wells Fargo Securities, LLC at 0.36%, dated 4/11/11 due 7/7/11 (Collateralized by Corporate Obligations valued at $3,152,302, 0% - 6.55%, 8/15/11 - 7/15/19)	3,002,730	3,000,000
TOTAL REPURCHASE AGREEMENTS		473,330,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $2,282,580,483)		2,282,580,483
NET OTHER ASSETS (LIABILITIES) - 0.2%		4,345,086
NET ASSETS - 100%		$ 2,286,925,569
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $184,860,572 or 8.1% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) The maturity amount is based on the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,000,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Metropolitan Life Insurance Co. 0.6%, 9/28/11	3/26/02	$ 10,000,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$131,330,000 due 7/01/11 at 0.05%
BNP Paribas Securities Corp.	$ 4,243,612
Bank of America NA	38,578,290
Barclays Capital, Inc.	14,227,098
Citibank NA	642,972
Citigroup Global Markets, Inc.	5,143,772
Credit Agricole Securities (USA), Inc.	2,571,886
Deutsche Bank Securities, Inc.	9,644,573
HSBC Securities (USA), Inc.	17,231,637
ING Financial Markets LLC	2,443,292
J.P. Morgan Securities, Inc.	9,001,601
Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,126,019
RBC Capital Markets Corp.	5,143,772
RBS Securities, Inc.	2,571,886
Societe Generale	1,285,943
UBS Securities LLC	5,658,149
Wells Fargo Securities LLC	6,815,498
$ 131,330,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $73,446 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $473,330,000) - See accompanying schedule: Unaffiliated issuers (cost $2,282,580,483)		$ 2,282,580,483
Cash		1,098
Receivable for fund shares sold		8,134,834
Interest receivable		1,487,496
Other receivables		12,564
Total assets		2,292,216,475

Liabilities
Payable for fund shares redeemed	$ 4,687,705
Distributions payable	52
Accrued management fee	319,760
Distribution and service plan fees payable	21,466
Other affiliated payables	159,977
Other payables and accrued expenses	101,946
Total liabilities		5,290,906

Net Assets		$ 2,286,925,569
Net Assets consist of:
Paid in capital		$ 2,286,958,056
Distributions in excess of net investment income		(31)
Accumulated undistributed net realized gain (loss) on investments		(32,456)
Net Assets		$ 2,286,925,569

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($991,587,319 ÷ 991,718,421 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($159,954,807 ÷ 159,955,267 shares)	$ 1.00

Service Class 2: Net Asset Value, offering price and redemption price per share ($177,601,668 ÷ 177,590,316 shares)	$ 1.00

Investor Class: Net Asset Value, offering price and redemption price per share ($957,781,775 ÷ 957,619,723 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Interest		$ 4,325,928

Expenses
Management fee	$ 1,883,743
Transfer agent fees	896,132
Distribution and service plan fees	300,179
Accounting fees and expenses	104,633
Custodian fees and expenses	28,520
Independent trustees' compensation	4,035
Registration fees	2,860
Audit	24,706
Legal	2,054
Interest	13
Miscellaneous	11,373
Total expenses before reductions	3,258,248
Expense reductions	(114,311)	3,143,937
Net investment income (loss)		1,181,991
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		26,003
Net increase in net assets resulting from operations		$ 1,207,994

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,181,991	$ 3,816,857
Net realized gain (loss)	26,003	(73,446)
Net increase in net assets resulting from operations	1,207,994	3,743,411
Distributions to shareholders from net investment income	(1,182,022)	(3,816,361)
Distributions to shareholders from net realized gain	-	(1,435,118)
Total distributions	(1,182,022)	(5,251,479)
Share transactions - net increase (decrease)	74,632,378	(859,288,820)
Total increase (decrease) in net assets	74,658,350	(860,796,888)

Net Assets
Beginning of period	2,212,267,219	3,073,064,107
End of period (including distributions in excess of net investment income of $31, and undistributed net investment income of $0, respectively)	$ 2,286,925,569	$ 2,212,267,219

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.002	.007	.030	.051	.048
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.001	.002	.007	.030	.051	.048
Distributions from net investment income	(.001)	(.002)	(.007)	(.030)	(.051)	(.048)
Distributions from net realized gain	-	(.001)	-	-	-	-
Total distributions	(.001)	(.002) G	(.007)	(.030)	(.051)	(.048)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C,D	.07%	.24%	.72%	3.02%	5.21%	4.87%
Ratios to Average Net Assets E
Expenses before reductions	.26% A	.27%	.31%	.29%	.32%	.33%
Expenses net of fee waivers, if any	.26% A	.26%	.31%	.29%	.32%	.33%
Expenses net of all reductions	.26% A	.26%	.31%	.29%	.32%	.33%
Net investment income (loss)	.14% A	.18%	.76%	2.95%	5.06%	4.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 991,587	$ 1,008,008	$ 1,765,198	$ 2,391,641	$ 1,708,689	$ 1,634,441

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

G Total distributions of $.002 per share is comprised of distributions from net investment income of $.0018 and distributions from net realized gain of $.0006 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	.001	.006	.029	.050	.047
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	.001	.006	.029	.050	.047
Distributions from net investment income	- F	(.001)	(.006)	(.029)	(.050)	(.047)
Distributions from net realized gain	-	(.001)	-	-	-	-
Total distributions	- F	(.001) G	(.006)	(.029)	(.050)	(.047)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C,D	.02%	.14%	.62%	2.92%	5.10%	4.76%
Ratios to Average Net Assets E
Expenses before reductions	.36%A	.37%	.41%	.39%	.43%	.43%
Expenses net of fee waivers, if any	.36% A	.36%	.41%	.39%	.43%	.43%
Expenses net of all reductions	.36% A	.36%	.41%	.39%	.43%	.43%
Net investment income (loss)	.04% A	.08%	.66%	2.84%	4.95%	4.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 159,955	$ 155,272	$ 112,283	$ 94,641	$ 58,733	$ 56,502

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

G Total distributions of $.001 per share is comprised of distributions from net investment income of $.0008 and distributions from net realized gain of $.0006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- G	- G	.005	.027	.048	.045
Net realized and unrealized gain (loss)	- G	.001 E	- G	- G	- G	- G
Total from investment operations	- G	.001	.005	.027	.048	.045
Distributions from net investment income	- G	- G	(.005)	(.027)	(.048)	(.045)
Distributions from net realized gain	-	(.001)	-	-	-	-
Total distributions	- G	(.001)	(.005)	(.027)	(.048)	(.045)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C,D	-%	.07%	.47%	2.76%	4.95%	4.61%
Ratios to Average Net Assets F
Expenses before reductions	.52% A	.51%	.56%	.54%	.57%	.58%
Expenses net of fee waivers, if any	.39% A	.43%	.55%	.54%	.57%	.58%
Expenses net of all reductions	.39% A	.43%	.55%	.54%	.57%	.58%
Net investment income (loss)	.01% A	.01%	.51%	2.70%	4.81%	4.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 177,602	$ 182,521	$ 135,695	$ 125,127	$ 91,095	$ 85,647

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.002	.007	.030	.050	.047
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.001	.002	.007	.030	.050	.047
Distributions from net investment income	(.001)	(.002)	(.007)	(.030)	(.050)	(.047)
Distributions from net realized gain	-	(.001)	-	-	-	-
Total distributions	(.001)	(.002) G	(.007)	(.030)	(.050)	(.047)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C,D	.06%	.22%	.70%	3.00%	5.15%	4.81%
Ratios to Average Net Assets E
Expenses before reductions	.29% A	.29%	.33%	.32%	.38%	.39%
Expenses net of fee waivers, if any	.29% A	.28%	.33%	.32%	.38%	.39%
Expenses net of all reductions	.29% A	.28%	.33%	.32%	.37%	.39%
Net investment income (loss)	.11% A	.16%	.73%	2.92%	5.00%	4.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 957,782	$ 866,466	$ 1,059,888	$ 1,709,183	$ 1,291,231	$ 580,013

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

G Total distributions of $.002 per share is comprised of distributions from net investment income of $.0016 and distributions from net realized gain of $.0006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

VIP Money Market Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to deferred trustees compensation and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -
Tax cost	$ 2,282,580,483

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Semiannual Report

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement, if any, are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average daily balance during the period for which reverse repurchase agreements were outstanding subject to interest amounted to $5,749,625. The weighted average interest rate was 0.01% on such amounts. At period end, there were no reverse repurchase agreements outstanding.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $632,369 or an annualized rate of .06% of the Fund's average net assets. For the period, the Fund's total annualized management fee rate was .17% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 77,114
Service Class 2	223,065
$ 300,179

During the period, FMR or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .09% of average net assets. In addition, FIIOC receives an asset-based fee of .0045% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 356,255
Service Class	55,881
Service Class 2	64,253
Investor Class	419,743
$ 896,132

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc.(FSC), maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver for each class was as follows:

Service Class	$ 3,228
Service Class 2	111,018
$ 114,246

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $65.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Initial Class	$ 652,463	$ 2,241,681
Service Class	29,957	114,500
Service Class 2	8,846	17,461
Investor Class	490,756	1,442,719
Total	$ 1,182,022	$ 3,816,361
From net realized gain
Initial Class	$ -	$ 643,669
Service Class	-	97,843
Service Class 2	-	116,174
Investor Class	-	577,432
Total	$ -	$ 1,435,118

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
Initial Class
Shares sold	247,181,200	500,505,951
Reinvestment of distributions	652,406	2,885,262
Shares redeemed	(264,260,909)	(1,259,773,624)
Net increase (decrease)	(16,427,303)	(756,382,411)
Sevice Class
Shares sold	131,399,169	220,852,470
Reinvestment of distributions	29,954	212,335
Shares redeemed	(126,745,967)	(178,018,545)
Net increase (decrease)	4,683,156	43,046,260
Sevice Class 2
Shares sold	61,097,211	177,430,565
Reinvestment of distributions	8,846	133,634
Shares redeemed	(66,023,938)	(130,671,136)
Net increase (decrease)	(4,917,881)	46,893,063
Investor Class
Shares sold	412,073,787	646,993,299
Reinvestment of distributions	490,756	2,020,122
Shares redeemed	(321,270,137)	(841,859,153)
Net increase (decrease)	91,294,406	(192,845,732)

Semiannual Report

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 60% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agents

Fidelity Investments Institutional Operations Company Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPMM-SANN-0811
1.705628.113

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund V's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for the Fund provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 22, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 22, 2011